SHAREHOLDERS' EQUITY - Schedule of Unvested RSUs (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	315,341
Granted RSUs	1,025,961
vested RSUs	(125,681)
Forfeited RSUs	(15,683)
Outstanding at end of year	1,199,938
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	315,341
Granted RSUs	661,203
vested RSUs	(125,681)
Forfeited RSUs	(15,683)
Outstanding at end of year	835,180
Weighted Average Grant Date Fair Value, Outstanding at end of year | $ / shares	$ 27.98
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted RSUs	364,758
Outstanding at end of year	364,758
Weighted Average Grant Date Fair Value, Outstanding at end of year | $ / shares	$ 27.98